UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   Form N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-01976

                               Sequoia Fund, Inc.
               (Exact name of registrant as specified in charter)

              767 Fifth Avenue, Suite 4701, New York, NY 10153-4798
               (Address of principal executive offices) (Zip code)

                               Robert D. Goldfarb
                           Ruane, Cunniff & Goldfarb Inc.
                                767 Fifth Avenue
                                   Suite 4701
                          New York, New York 10153-4798
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (212) 832-5280

                      Date of fiscal year end: December 31

                   Date of reporting period: June 30, 2008

ITEM 1.  REPORTS TO STOCKHOLDERS.

                               SEQUOIA FUND, INC.

                                   SEMI-ANNUAL
                                     REPORT
                                   (UNAUDITED)
                                  JUNE 30, 2008

                               SEQUOIA FUND, INC.
                ILLUSTRATION OF AN ASSUMED INVESTMENT OF $10,000
               WITH INCOME DIVIDENDS REINVESTED AND CAPITAL GAINS
                        DISTRIBUTIONS ACCEPTED IN SHARES

The table below covers the period from July 15, 1970 (the date Fund shares were first offered to the public) to June 30, 2008. This period was one of widely fluctuating common stock prices. The results shown should not be considered as a representation of the dividend income or capital gain or loss which may be realized from an investment made in the Fund today.

                                   VALUE OF      VALUE OF     VALUE OF
                                   INITIAL      CUMULATIVE   CUMULATIVE     TOTAL
                                   $10,000    CAPITAL GAINS  REINVESTED   VALUE OF
PERIOD ENDED:                     INVESTMENT  DISTRIBUTIONS   DIVIDENDS    SHARES
--------------------------------  ----------  -------------  ----------  ----------
July 15, 1970                      $ 10,000     $       --    $     --   $   10,000
May 31, 1971                         11,750             --         184       11,934
May 31, 1972                         12,350            706         451       13,507
May 31, 1973                          9,540          1,118         584       11,242
May 31, 1974                          7,530          1,696         787       10,013
May 31, 1975                          9,490          2,137       1,698       13,325
May 31, 1976                         12,030          2,709       2,654       17,393
May 31, 1977                         15,400          3,468       3,958       22,826
Dec. 31, 1977                        18,420          4,617       5,020       28,057
Dec. 31, 1978                        22,270          5,872       6,629       34,771
Dec. 31, 1979                        24,300          6,481       8,180       38,961
Dec. 31, 1980                        25,040          8,848      10,006       43,894
Dec. 31, 1981                        27,170         13,140      13,019       53,329
Dec. 31, 1982                        31,960         18,450      19,510       69,920
Dec. 31, 1983                        37,110         24,919      26,986       89,015
Dec. 31, 1984                        39,260         33,627      32,594      105,481
Dec. 31, 1985                        44,010         49,611      41,354      134,975
Dec. 31, 1986                        39,290         71,954      41,783      153,027
Dec. 31, 1987                        38,430         76,911      49,020      164,361
Dec. 31, 1988                        38,810         87,760      55,946      182,516
Dec. 31, 1989                        46,860        112,979      73,614      233,453
Dec. 31, 1990                        41,940        110,013      72,633      224,586
Dec. 31, 1991                        53,310        160,835     100,281      314,426
Dec. 31, 1992                        56,660        174,775     112,428      343,863
Dec. 31, 1993                        54,840        213,397     112,682      380,919
Dec. 31, 1994                        55,590        220,943     117,100      393,633
Dec. 31, 1995                        78,130        311,266     167,129      556,525
Dec. 31, 1996                        88,440        397,099     191,967      677,506
Dec. 31, 1997                       125,630        570,917     273,653      970,200
Dec. 31, 1998                       160,700        798,314     353,183    1,312,197
Dec. 31, 1999                       127,270        680,866     286,989    1,095,125
Dec. 31, 2000                       122,090        903,255     289,505    1,314,850
Dec. 31, 2001                       130,240      1,002,955     319,980    1,453,175
Dec. 31, 2002                       126,630        976,920     311,226    1,414,776
Dec. 31, 2003                       147,610      1,146,523     362,790    1,656,923
Dec. 31, 2004                       154,270      1,200,687     379,159    1,734,116
Dec. 31, 2005                       155,450      1,331,529     382,059    1,869,038
Dec. 31, 2006                       152,750      1,496,788     375,422    2,024,960
Dec. 31, 2007                       139,120      1,713,258     342,768    2,195,146
June 30, 2008                       122,220      1,551,352     301,264    1,974,836

The total amount of capital gains distributions accepted in shares was $1,357,419, the total amount of dividends reinvested was $117,783.

No adjustment has been made for any taxes payable by shareholders on capital gain distributions and dividends reinvested in shares.

TO THE SHAREHOLDERS OF SEQUOIA FUND, INC.

Dear Shareholder:

     Sequoia Fund's results for the second quarter of 2008 are shown below with comparable results for the leading market indexes:

                       SEQUOIA   DOW JONES   STANDARD &
TO JUNE 30, 2008        FUND    INDUSTRIALS  POOR'S 500
---------------------  -------  -----------  ----------
3 Months                -5.39%     -6.85%       -2.73%
6 Months               -10.04%    -13.38%      -11.91%
1 Year                  -7.84%    -13.27%      -13.12%
5 Years (Annualized)     6.18%      7.20%        7.58%
10 Years (Annualized)    4.70%      4.50%        2.88%

          The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown.

          THE S&P 500 INDEX IS AN UNMANAGED, CAPITALIZATION-WEIGHTED INDEX OF THE COMMON STOCKS OF 500 MAJOR US CORPORATIONS. THE DOW JONES INDUSTRIAL AVERAGE IS AN UNMANAGED, PRICE-WEIGHTED INDEX OF 30 ACTIVELY TRADED BLUE CHIP STOCKS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND ASSUMES REINVESTMENT OF DIVIDENDS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YEAR TO DATE PERFORMANCE AS OF THE MOST RECENT MONTH END CAN BE OBTAINED BY CALLING DST SYSTEMS, INC. AT (800) 686-6884.

                                   ----------

     We are providing you with a copy of the transcript of the Ruane, Cunniff & Goldfarb Inc./Sequoia Fund, Inc. "Annual Investor Day 2008" meeting which was held on May 16th.

     Currently, capital gain distributions will be about $1.00 per share assuming no further gains or losses. The actual capital gains distribution in December will likely vary from this figure depending on sales activity through October 31. We will do our best to keep you informed of any material changes to this amount. Sincerely,


/s/ Richard T. Cunniff   /s/ Robert D. Goldfarb   /s/ David M. Poppe
----------------------   ----------------------   ------------------------------
    Richard T. Cunniff       Robert D. Goldfarb       David M. Poppe
    Vice Chairman            President                Executive Vice President

August 20, 2008

                          FEES AND EXPENSES OF THE FUND
                                   (UNAUDITED)

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

The Fund does not impose any sales charges, exchange fees or redemption fees.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                         ANNUAL FUND OPERATING EXPENSES

Management Fees                       1.00%
Other Expenses                        0.03%
                                      -----
Total Annual Fund Operating Expenses  1.03%
Expense Reimbursement*                0.03%
                                      -----
Net Expenses                          1.00%
                                      =====

* REFLECTS RUANE, CUNNIFF & GOLDFARB INC.'S ("RUANE, CUNNIFF & GOLDFARB") CONTRACTUAL REIMBURSEMENT OF A PORTION OF THE FUND'S OPERATING EXPENSES. THIS REIMBURSEMENT IS A PROVISION OF RUANE, CUNNIFF & GOLDFARB'S INVESTMENT ADVISORY AGREEMENT WITH THE FUND AND THE REIMBURSEMENT WILL BE IN EFFECT ONLY SO LONG AS THAT INVESTMENT ADVISORY AGREEMENT IS IN EFFECT.

                                   ----------

SHAREHOLDER EXPENSE EXAMPLE

     As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

ACTUAL EXPENSES

     The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and will not help you determine the relative total costs of owning different funds.

                                                                      EXPENSES
                                                         ENDING     PAID DURING
                                         BEGINNING       ACCOUNT      PERIOD*
                                          ACCOUNT         VALUE   JANUARY 1, 2008
                                           VALUE        JUNE 30,         TO
                                      JANUARY 1, 2008     2008     JUNE 30, 2008
                                      ---------------  ---------  ---------------
Actual                                     $1,000      $  899.60       $4.72
Hypothetical
(5% return per year before expenses)       $1,000      $1,019.89       $5.02

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.00%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

                                SECTOR BREAKDOWN
                                   (UNAUDITED)

                                    PERCENT OF
AS OF JUNE 30, 2008                 NET ASSETS
----------------------------------  ----------
Diversified Companies                  23.31
Retailing                              18.18
U.S. Government Obligations             9.85
Flooring Products                       6.74
Building Materials                      6.65
Industrial & Construction Supplies      5.62
Freight Transportation                  4.90
Veterinary Diagnostics                  4.78
Automotive Manufacturing                4.70
Property and Casualty Insurance         4.15
Aerospace/Defense                       2.71
Finance                                 2.55
Other                                   5.86
                                      ------
                                      100.00
                                      ======

The table below shows the changes of the Fund's major positions for the period ended June 30, 2008:

                           % OF ASSETS  % OF ASSETS
POSITION                    6/30/2008    12/31/2007
-------------------------  -----------  -----------
Berkshire Hathaway            23.3%        24.8%
Mohawk Industries              6.7%         6.9%
Martin Marietta Materials      5.8%         6.6%
Fastenal Company               5.6%         4.7%
TJX Companies Inc.             5.3%         6.2%
Idexx Laboratories             4.8%         5.1%
                              ----         ----
Top six positions             51.5%        54.3%
                              ====         ====

                               SEQUOIA FUND, INC.
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

COMMON STOCKS (90.95%)

                                                                        VALUE
   SHARES                                                             (NOTE 1)
------------                                                       --------------
              AEROSPACE/DEFENSE (2.71%)
  12,410,000  Rolls-Royce Group plc (United Kingdom)               $   84,412,820
                                                                   --------------
              AUTO PARTS (1.22%)
   1,698,778  O'Reilly Automotive Inc. *                               37,967,688
                                                                   --------------
              AUTOMOTIVE MANUFACTURING (4.70%)
     949,760  Porsche Automobil Holding SE (Germany) (a)              146,356,116
                                                                   --------------
              BUILDING MATERIALS (6.65%)
   1,756,749  Martin Marietta Materials Inc.                          181,981,629
     419,772  Vulcan Materials Company                                 25,093,970
                                                                   --------------
                                                                      207,075,599
                                                                   --------------
              BUSINESS SERVICES (1.13%)
   4,200,000  Brambles Ltd. (Australia)                                35,145,600
                                                                   --------------
              DIVERSIFIED COMPANIES (23.31%)
       6,005  Berkshire Hathaway Inc. Class A *                       725,103,750
         161  Berkshire Hathaway Inc. Class B *                           645,932
                                                                   --------------
                                                                      725,749,682
                                                                   --------------
              DIVERSIFIED MANUFACTURING (0.95%)
     383,880  Danaher Corporation                                      29,673,924
                                                                   --------------
              FINANCE (2.55%)
     299,274  MasterCard Inc.                                          79,463,232
                                                                   --------------
              FLOORING PRODUCTS (6.74%)
   3,272,155  Mohawk Industries Inc. *                                209,745,136
                                                                   --------------
              FOOD-RETAIL (0.69%)
     906,509  Whole Foods Market Inc.                                  21,475,198
                                                                   --------------
              FREIGHT TRANSPORTATION (4.90%)
   2,068,294  Expeditors International Inc.                            88,936,642
   3,472,000  Knight Transportation Inc. +                             63,537,600
                                                                   --------------
                                                                      152,474,242
                                                                   --------------
              INDUSTRIAL & CONSTRUCTION SUPPLIES (5.62%)
   4,051,430  Fastenal Company                                        174,859,719
                                                                   --------------
              INSURANCE BROKERS (1.61%)
   2,886,878  Brown & Brown Inc.                                       50,202,808
                                                                   --------------

                                                                        VALUE
   SHARES                                                             (NOTE 1)
------------                                                       --------------
              PROPERTY AND CASUALTY INSURANCE (4.15%)
   6,893,700  Progressive Corporation                              $  129,050,064
                                                                   --------------
              RETAILING (18.18%)
   3,840,000  Bed Bath & Beyond Inc. *                                107,904,000
      39,775  Costco Wholesale Corporation                              2,789,819
   1,839,393  Lowe's Companies, Inc.                                   38,167,405
   2,794,000  Target Corporation                                      129,893,060
   5,242,700  TJX Companies, Inc                                      164,987,769
   2,118,568  Walgreen Company                                         68,874,646
     951,630  Wal-Mart Stores, Inc.                                    53,481,606
                                                                   --------------
                                                                      566,098,305
                                                                   --------------
              TRUCK MANUFACTURING (1.06%)
     785,772  PACCAR Inc.                                              32,868,843
                                                                   --------------
              VETERINARY DIAGNOSTICS (4.78%)
   3,055,834  Idexx Laboratories Inc. * +                             148,941,349
                                                                   --------------
              TOTAL COMMON STOCKS (Cost $1,594,872,283)            $2,831,560,325
                                                                   --------------

 PRINCIPAL
  AMOUNT
------------
              U.S. GOVERNMENT OBLIGATIONS (9.85%)
$307,000,000  U.S. Treasury Bills due 7/10/2008 through 8/21/2008     306,562,650
                                                                   --------------
              TOTAL U.S. GOVERNMENT OBLIGATIONS
                 (Cost $306,562,650)                                  306,562,650
                                                                   --------------
              TOTAL INVESTMENTS (100.80%)++
                 (Cost $1,901,434,933)                              3,138,122,975
              LIABILITIES LESS OTHER ASSETS (-0.80%)                  (24,812,794)
                                                                   --------------
              NET ASSETS (100.00%)                                 $3,113,310,181
                                                                   ==============

----------
+    Refer to Note 8.

++   The cost for federal income tax purposes is identical.

*    Non-income producing.

(a) The Fund is invested in preference shares of Porsche Automobil Holding SE which possess the same economic interest as Porsche common stock but have no voting rights.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2008:

                                               INVESTMENTS IN
VALUATION INPUTS                                 SECURITIES
---------------------------------------------  --------------
Level 1 - Quoted Prices                        $2,831,560,325
Level 2 - Other Significant Observable Inputs     306,562,650
                                               --------------
Total                                          $3,138,122,975
                                               ==============

   The accompanying notes form an integral part of these Financial Statements.

                               SEQUOIA FUND, INC.
                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2008 (UNAUDITED)

ASSETS:
   Investments in securities, at value (Note 1)
      Unaffiliated companies (cost $1,769,563,416)                                $2,925,644,026
      Affiliated companies (cost $131,871,517) (Note 8)                              212,478,949
                                                                                  --------------
   Total investment in securities (cost $1,901,434,933)                            3,138,122,975
   Cash on deposit with custodian                                                      2,782,713
   Receivable for capital stock sold                                                   2,049,855
   Dividends receivable                                                                1,282,107
   Other assets                                                                           28,048
                                                                                  --------------
      Total assets                                                                 3,144,265,698
                                                                                  --------------
LIABILITIES:
   Payable for capital stock repurchased                                              28,144,962
   Accrued investment advisory fee                                                     2,663,223
   Accrued other expenses                                                                147,332
                                                                                  --------------
      Total liabilities                                                               30,955,517
                                                                                  --------------
Net assets applicable to 25,472,793 shares of capital stock outstanding (Note 4)  $3,113,310,181
                                                                                  ==============
Net asset value, offering price and redemption price per share                    $       122.22
                                                                                  ==============
NET ASSETS CONSIST OF:
   Capital (par value and paid in surplus) $.10 par value stock,
      100,000,000 shares authorized                                               $1,865,586,901
   Undistributed net realized gains (Note 5)                                          11,035,238
   Unrealized appreciation                                                         1,236,688,042
                                                                                  --------------
      Total net assets                                                            $3,113,310,181
                                                                                  ==============

   The accompanying notes form an integral part of these Financial Statements.

                               SEQUOIA FUND, INC.
                             STATEMENT OF OPERATIONS
                   SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

INVESTMENT INCOME:
   Income:
      Dividends:
         Unaffiliated companies, net of $454,861 foreign tax withheld               $  12,460,383
         Affiliated companies (Note 8)                                                    273,871
      Interest                                                                          2,032,262
      Other income                                                                         23,133
                                                                                    -------------
            Total income                                                               14,789,649
                                                                                    -------------
   Expenses:
      Investment advisory fee (Note 2)                                                 16,514,571
      Legal and auditing fees                                                              73,999
      Stockholder servicing agent fees                                                    257,991
      Custodian fees                                                                       40,000
      Directors fees and expenses (Note 6)                                                128,000
      Other                                                                                80,439
                                                                                    -------------
            Total expenses                                                             17,095,000
   Less expenses reimbursed by Investment Adviser (Note 2)                                505,000
                                                                                    -------------
            Net expenses                                                               16,590,000
                                                                                    -------------
            Net investment loss                                                        (1,800,351)
                                                                                    -------------
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
   Realized gain (loss) on:
      Investments:
         Unaffiliated companies                                                       142,386,536
         Affiliated companies (Note 8)                                                 (1,372,876)
      Foreign currency transactions                                                       (27,262)
                                                                                    -------------
            Net realized gain on investments and foreign currencies                   140,986,398
   Net decrease in unrealized appreciation on:
      Investments:
         Unaffiliated companies                                                      (477,956,200)
         Affiliated companies (Note 8)                                                (13,488,898)
                                                                                    -------------
            Net realized and unrealized loss on investments and foreign currencies   (350,458,700)
                                                                                    -------------
Net decrease in net assets from operations.                                         $(352,259,051)
                                                                                    =============

   The accompanying notes form an integral part of these Financial Statements.

                               SEQUOIA FUND, INC.
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                   SIX MONTHS
                                                                  ENDED 6/30/08    YEAR ENDED
                                                                   (UNAUDITED)      12/31/07
                                                                 --------------  --------------
INCREASE/(DECREASE) IN NET ASSETS:
   From operations:
      Net investment income (loss)                               $   (1,800,351) $   10,500,376
      Net realized gain on investments and foreign currencies       140,986,398     580,077,673
      Net decrease in unrealized appreciation                      (491,445,098)   (288,632,451)
                                                                 --------------  --------------
         Net increase (decrease) in net assets from operations     (352,259,051)    301,945,598
   Distributions to shareholders from:
      Net investment income                                            (232,200)    (10,217,454)
      Net realized gains                                            (80,065,194)   (617,051,755)
      Capital share transactions (Note 4)                            32,380,078     239,000,131
                                                                 --------------  --------------
         Total decrease                                            (400,176,367)    (86,323,480)
NET ASSETS:
   Beginning of period                                            3,513,486,548   3,599,810,028
                                                                 --------------  --------------
   End of period (including undistributed net investment income
      of $0 and $232,200, respectively)                          $3,113,310,181  $3,513,486,548
                                                                 ==============  ==============

   The accompanying notes form an integral part of these Financial Statements.

                               SEQUOIA FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

     Sequoia Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The investment objective of the Fund is growth of capital from investments primarily in common stocks and securities convertible into or exchangeable for common stock. The following is a summary of significant accounting policies, consistently followed by the Fund in the preparation of its financial statements.

A. VALUATION OF INVESTMENTS: Investments are carried at market value or at fair value as determined under the supervision of the Board of Directors. Securities traded on a national securities exchange are valued at the last reported sales price on the principal exchange on which the security is listed on the last business day of the period; securities traded in the over-the-counter market are valued in accordance with NASDAQ Official Closing Price on the last business day of the period; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked prices.

     Securities traded on a foreign exchange are valued at the last reported sales price on the principal exchange on which the security is primarily traded. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the New York Stock Exchange on that day.

     U.S. Treasury Bills with remaining maturities of 60 days or less are valued at their amortized cost. U.S. Treasury Bills that when purchased have a remaining maturity in excess of sixty days are stated at their discounted value based upon the mean between the bid and asked discount rates until the sixtieth day prior to maturity, at which point they are valued at amortized cost.

     When reliable market quotations are insufficient or not readily available at time of valuation or when the Investment Adviser determines that the prices or values available do not represent the fair value of a security, such security is valued as determined in good faith by the Investment Adviser, in conformity with guidelines adopted by and subject to review by the Board of Directors.

     FOREIGN CURRENCIES: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of foreign portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

B. ACCOUNTING FOR INVESTMENTS: Investment transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Premiums and discounts on fixed income securities are amortized over the life of the respective security. The net realized gain or loss on security transactions is determined for accounting and tax purposes on the specific identification basis.

C. FEDERAL INCOME TAXES: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its stockholders. Therefore, no federal income tax provision is required.

D. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

E. GENERAL: Dividends and distributions are recorded by the Fund on the ex-dividend date.

F. INDEMNIFICATION: The Fund's officers, directors and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss thereunder to be remote.

NOTE 2--INVESTMENT ADVISORY CONTRACTS AND PAYMENTS TO INTERESTED PERSONS:

     The Fund retains Ruane, Cunniff & Goldfarb Inc., as its investment adviser. Ruane, Cunniff & Goldfarb Inc. (the "Investment Adviser") provides the Fund with investment advice, administrative services and facilities.

     Under the terms of the Advisory Agreement, the Investment Adviser receives a management fee equal to 1% per annum of the Fund's average daily net asset values. This percentage will not increase or decrease in relation to increases or decreases in the net asset value of the Fund. Under the Advisory Agreement, the Investment Adviser is obligated to reimburse the Fund for the amount, if any, by which the operating expenses of the Fund (including the investment advisory fee) in any year exceed the sum of 1 1/2% of the average daily net asset values of the Fund during such year up to a maximum of $30,000,000, plus 1% of the average daily net asset values in excess of $30,000,000. The expenses incurred by the Fund exceeded the percentage limitation during the six months ended June 30, 2008 and the Investment Adviser reimbursed the Fund $505,000. Such reimbursement is not subject to recoupment by the Investment Adviser.

     For the six months ended June 30, 2008, there were no amounts accrued or paid to interested persons, including officers and directors, other than advisory fees of $16,514,571 to Ruane, Cunniff & Goldfarb Inc. and brokerage commissions of $315,770 to Ruane, Cunniff & Goldfarb LLC, the Fund's distributor. Certain officers of the Fund are also officers of the Investment Adviser and the Fund's distributor. Ruane, Cunniff & Goldfarb LLC received no compensation from the Fund on the sale of the Fund's capital shares during the six months ended June 30, 2008.

NOTE 3--PORTFOLIO TRANSACTIONS:

     The aggregate cost of purchases and the proceeds from the sales of securities, excluding U.S. government obligations, for the six months ended June 30, 2008 were $104,447,555 and $329,222,620, respectively. Included in proceeds of sales is $78,469,333 representing the value of securities disposed of in payment of redemptions in-kind, resulting in realized gains of $65,444,901.

     At June 30, 2008 the aggregate gross tax basis unrealized appreciation and depreciation of securities were $1,394,610,089 and $157,922,047, respectively.

NOTE 4--CAPITAL STOCK:

     At June 30, 2008 there were 100,000,000 shares of $.10 par value capital stock authorized. Transactions in capital stock for the six months ended June 30, 2008 and the year ended December 31, 2007 were as follows:

                                                            2008                    2007
                                                   -----------------------  -----------------------
                                                    SHARES       AMOUNT       SHARES      AMOUNT
                                                   ---------  ------------  ---------  ------------
Shares sold                                        1,290,651  $171,434,881    518,372  $ 80,168,810
Shares issued to stockholders on reinvestment of:
   Net investment income                               1,281       172,215      7,799     1,150,503
   Net realized gains on Investments                 460,600    61,886,232  3,264,559   486,651,260
                                                   ---------  ------------  ---------  ------------
                                                   1,752,532   233,493,328  3,790,730   567,970,573
Shares repurchased                                 1,535,127   201,113,250  2,102,724   328,970,442
                                                   ---------  ------------  ---------  ------------
Net increase                                         217,405  $ 32,380,078  1,688,006  $239,000,131
                                                   =========  ============  =========  ============

NOTE 5--FEDERAL INCOME TAXES:

     Distributions to shareholders are determined in accordance with federal tax regulations and may differ from those determined for financial statement purposes. To the extent these differences are permanent such amounts are reclassified within the capital accounts based on federal tax regulations. During the six months ended June 30, 2008 permanent differences due to a net investment loss not deductible for tax purposes and realized gains on redemptions in kind not recognized for tax purposes resulted in a net decrease in net accumulated investment loss of $1,800,351 and undistributed net realized gains of $65,444,901 with a corresponding increase in paid in surplus of $63,644,550. These reclassifications had no effect on net assets.

     The tax character of distributions paid during the six months ended June 30, 2008 and the year ended December 31, 2007 was as follows:

                                 2008          2007
                              -----------  ------------
Distributions paid from:
Ordinary income               $   232,200  $ 11,700,120
Long-term capital gains        80,065,194   615,569,089
                              -----------  ------------
   Total distributions        $80,297,394  $627,269,209
                              ===========  ============

As of June 30, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed long-term gain  $   11,035,238
Unrealized appreciation        1,236,688,042
                              --------------
                              $1,247,723,280
                              ==============

     In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns and requires certain expanded tax disclosures. Management has applied the Interpretation to the Fund during the period ended June 30, 2008. As a result of the application of the Interpretation, there was no material impact on the financial statements.

NOTE 6--DIRECTORS FEES AND EXPENSES:

     Directors who are not deemed "interested persons" receive fees of $10,000 per quarter and $2,500 for each meeting attended, and are reimbursed for travel and other out-of-pocket disbursements incurred in connection with attending directors meetings. The total of such fees and expenses paid by the Fund to these directors for the six months ended June 30, 2008 was $128,000.

NOTE 7--INTERIM FINANCIAL STATEMENTS

     The interim financial statements have not been examined by the Fund's independent registered public accounting firm and accordingly they do not express an opinion thereon.

NOTE 8--AFFILIATED COMPANIES:

     Portfolio companies 5% or more of whose outstanding voting securities are held by the Fund are defined in the Investment Company Act of 1940 as "affiliated companies." The total value and cost of investments in affiliates at June 30 2008 aggregated $212,478,949 and $131,871,517, respectively. The summary of transactions for each affiliate during the period of their affiliation for the six months ended June 30, 2008 is provided below:

                              PURCHASES            SALES
                            ------------  ----------------------    REALIZED   DIVIDEND
AFFILIATE                   SHARES  COST    SHARES       COST     GAIN (LOSS)   INCOME
-------------------------   ------  ----  ---------  -----------  -----------  --------
Idexx Laboratories Inc.         --    --         --           --           --        --
Knight Transportation Inc.      --    --  1,325,605  $24,248,231  $(1,372,876) $273,871

NOTE 9--FINANCIAL HIGHLIGHTS:

                                               SIX MONTHS
                                                 ENDED                   YEAR ENDED DECEMBER 31,
                                             JUNE 30, 2008  ----------------------------------------------------
                                              (UNAUDITED)     2007        2006      2005       2004       2003
                                             -------------  --------   --------   --------   --------   --------
Per Share Operating Performance (for a
   share outstanding throughout the period)
Net asset value, beginning of period          $ 139.12      $ 152.75   $ 155.45   $ 154.27   $ 147.61   $ 126.63
                                              --------      --------   --------   --------   --------   --------
Income from investment operations:
Net investment income (loss)                     (0.20)         0.46      (0.70)     (0.75)     (0.58)     (0.62)
Net realized and unrealized gains (losses)
   on investments                               (13.47)        13.48      13.60      12.57       7.45      22.21
                                              --------      --------   --------   --------   --------   --------
      Total from investment operations          (13.67)        13.94      12.90      11.82       6.87      21.59
                                              --------      --------   --------   --------   --------   --------
Less distributions:
Dividends from net investment income             (0.01)        (0.45)     (0.00)     (0.00)     (0.00)     (0.00)
Distributions from net realized gains            (3.22)       (27.12)    (15.60)    (10.64)     (0.21)     (0.61)
                                              --------      --------   --------   --------   --------   --------
      Total distributions                        (3.23)       (27.57)    (15.60)    (10.64)     (0.21)     (0.61)
                                              --------      --------   --------   --------   --------   --------
Net asset value, end of period                $ 122.22      $ 139.12   $ 152.75   $ 155.45   $ 154.27   $ 147.61
                                              ========      ========   ========   ========   ========   ========
Total Return                                    -10.04%+        8.40%      8.34%      7.78%      4.66%     17.12%
Ratios/Supplemental data
Net assets, end of period (in millions)       $3,113.3      $3,513.5   $3,599.8   $3,573.3   $3,772.4   $3,973.6
Ratio to average net assets:
   Expenses*                                       1.0%++        1.0%       1.0%       1.0%       1.0%       1.0%
   Net investment income (loss)                   -0.1%++        0.3%      -0.5%      -0.5%      -0.4%      -0.5%
Portfolio turnover rate                              3%+          13%        14%         8%         6%         3%

----------
+    Not annualized

++   Annualized

* The ratios of expenses to average net assets were not affected by the expense reimbursement by the Investment Adviser.

                                OTHER INFORMATION

     The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's web site at http://www.sec.gov. The Fund's Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. For information regarding the operation of the SEC's Public Reference Room, call 1-800-SEC-0330. For a complete list of the Fund's portfolio holdings, view the most recent quarterly, semiannual or annual report on Sequoia Fund's web site at http://www.sequoiafund.com/fund_reports.htm.

     You may obtain a description of the Fund's proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Visit Sequoia Fund's web site at www.sequoiafund.com and use the "Shareholder Information" link to obtain all proxy information. This information may also be obtained from the Securities and Exchange Commission's web site at www.sec.gov or by calling DST Systems, Inc. at (800) 686-6884.

                     This page was intentionally left blank.

SEQUOIA FUND, INC.
767 FIFTH AVENUE, SUITE 4701
NEW YORK, NEW YORK 10153-4798
(800) 686-6884
WEBSITE: WWW.SEQUOIAFUND.COM

DIRECTORS
   Richard T. Cunniff
   Robert D. Goldfarb
   David M. Poppe
   Vinod Ahooja
   Roger Lowenstein
   Francis P. Matthews
   C. William Neuhauser
   Sharon Osberg
   Robert L. Swiggett, Chairman of the Board

OFFICERS
   Richard T. Cunniff         -- VICE CHAIRMAN
   Robert D. Goldfarb         -- PRESIDENT
   David M. Poppe             -- EXECUTIVE VICE PRESIDENT
   Joseph Quinones, Jr.       -- VICE PRESIDENT, SECRETARY,
                                 TREASURER & CHIEF COMPLIANCE OFFICER
   Michael Valenti            -- Assistant Secretary

INVESTMENT ADVISER
   Ruane, Cunniff & Goldfarb Inc.
   767 Fifth Avenue, Suite 4701
   New York, New York 10153-4798

DISTRIBUTOR
   Ruane, Cunniff & Goldfarb LLC
   767 Fifth Avenue, Suite 4701
   New York, New York 10153-4798

CUSTODIAN
   The Bank of New York
   MF Custody Administration Department
   One Wall Street, 25th Floor
   New York, New York 10286

REGISTRAR AND SHAREHOLDER SERVICING AGENT
   DST Systems, Inc.
   P.O. Box 219477
   Kansas City, Missouri 64121

LEGAL COUNSEL
   Seward & Kissel LLP
   One Battery Park Plaza
   New York, New York 10004

              This report has been prepared for the information of
                       shareholders of Sequoia Fund, Inc.

ITEM 2.  CODE OF ETHICS.

Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS

(a) The Schedule of Investments is Included in Item 1, Reports to Stockholders.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that as of a date within 90 days of the filing of this report there were no significant deficiencies in the design or operation of the disclosure controls and procedures of the registrant which would have adversely affected the ability of the registrant to record, process, summarize and report the subject matter contained in this report.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12.  EXHIBITS.

(a)(1) Not applicable.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(a)(3) Not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act, is attached.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEQUOIA FUND, INC.

By:     /s/ Robert D. Goldfarb
        ------------------------------
        Robert D. Goldfarb
        President and Principal Executive Officer

Date:  August 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Robert D. Goldfarb
        ------------------------------
        Robert D. Goldfarb
        President and Principal Executive Officer

Date:  August 29, 2008

By:     /s/ Joseph Quinones, Jr.
        ---------------------------
        Joseph Quinones, Jr.
        Vice President, Secretary, Treasurer

Date:  August 29, 2008